LOANS (Tables)	12 Months Ended
Dec. 31, 2017
LOANS [Abstract]
Schedule of Loans
Following is a summary of loans at December 31, 2017 and December 31, 2016:

	December 31, 2017		December 31, 2016
Dollars in thousands	Amount	Percent of Total	Amount	Percent of Total
Commercial real estate
Residential ADC	$7,242	2.08%	$2,463	0.80%
Commercial ADC	24,364	6.99%	24,583	7.97%
Farmland	5,392	1.55%	3,826	1.24%
Multifamily	11,967	3.43%	11,980	3.88%
Owner occupied	84,808	24.32%	69,686	22.59%
Non-owner occupied	79,549	22.81%	68,079	22.07%
Total commercial real estate	213,322	61.18%	180,617	58.55%

Commercial
Commercial and industrial	47,032	13.49%	41,935	13.59%
Agriculture	415	0.12%	209	0.07%
Other	1,420	0.40%	1,636	0.53%
Total commercial	48,867	14.01%	43,780	14.19%

Residential mortgage
First lien, closed-end	47,936	13.75%	43,811	14.20%
Junior lien, closed-end	1,123	0.32%	887	0.29%
Total residential mortgage	49,059	14.07%	44,698	14.49%

Home equity lines	33,672	9.66%	35,119	11.38%

Consumer – other	3,759	1.08%	4,278	1.39%
Total loans	$348,679	100.00%	$308,492	100.00%

Schedule of Non-Accrual and Past Due Loans by Category
Non-accrual loans, segregated by category, were as follows:

	December 31, 2017	December 31, 2016
In thousands
Commercial real estate:
Commercial ADC	$5	$1,022
Farmland	-	43
Multi-family	-	153
Owner occupied	2,031	55
Non-owner occupied	28	37
Total commercial real estate	2,064	1,310
Commercial:
Commercial and industrial	25	1,139
Total commercial	25	1,139
Residential mortgage:
First lien, closed-end	86	179
Junior lien, closed end	455	-
Total residential mortgage	541	179
Home equity lines	34	-
Total non-accrual loans	$2,664	$2,628

Interest foregone on non-accrual loans was approximately $200,000 and $127,000 for the years ended December 31, 2017 and 2016, respectively.

An analysis of past due loans segregated by class, was as follows:

In thousands	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
December 31, 2017
Commercial real estate:
Residential ADC	$-	$-	$-	$7,242	$7,242	$-
Commercial ADC	-	-	-	24,364	24,364	-
Farmland	-	-	-	5,392	5,392	-
Multifamily	-	-	-	11,967	11,967	-
Owner occupied	254	2,018	2,272	82,536	84,808	-
Non-owner occupied	144	-	144	79,405	79,549	-
Total commercial real estate	398	2,018	2,416	210,906	213,322	-
Commercial:
Commercial and industrial	-	25	25	47,007	47,032	-
Agriculture	-	-	-	415	415	-
Other	-	-	-	1,420	1,420	-
Total commercial	-	25	25	48,842	48,867	-
Residential mortgage:
First lien, closed end	50	135	185	47,751	47,936	79
Junior lien, closed-end	-	449	449	674	1,123	-
Total residential mortgage	50	584	634	48,425	49,059	79
Home equity lines	200	3	203	33,469	33,672	3
Consumer – other	10	-	10	3,749	3,759	-
Total loans	$658	$2,630	$3,288	$345,391	$348,679	$82

In thousands	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
December 31, 2016
Commercial real estate:
Residential ADC	$-	$-	$-	$2,463	$2,463	$-
Commercial ADC	1,232	1,016	2,248	22,335	24,583	-
Farmland	-	-	-	3,826	3,826	-
Multifamily	-	-	-	11,980	11,980	-
Owner occupied	-	-	-	69,686	69,686	-
Non-owner occupied	14	-	14	68,065	68,079	-
Total commercial real estate	1,246	1,016	2,262	178,355	180,617	-
Commercial:
Commercial and industrial	29	56	85	41,850	41,935	-
Agriculture	-	-	-	209	209	-
Other	-	-	-	1,636	1,636	-
Total commercial	29	56	85	43,695	43,780	-
Residential mortgage:
First lien, closed end	24	128	152	43,659	43,811	-
Junior lien, closed-end	-	-	-	887	887	-
Total residential mortgage	24	128	152	44,546	44,698	-
Home equity lines	111	247	358	34,761	35,119	247
Consumer – other	10	-	10	4,268	4,278	-
Total loans	$1,420	$1,447	$2,867	$305,625	$308,492	$247

Schedule of Impaired Loans by Class
Impaired loans are set forth in the following tables.

December 31, 2017

In thousands	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance
Commercial real estate
Commercial ADC	$4	$4	$-	$-
Owner occupied	3,721	3,591	-	-
Non-owner occupied	28	28	-	-
Total commercial real estate	3,753	3,623	-	-
Commercial
Commercial and industrial	766	25	741	144
Residential mortgage
First lien, closed-end	1,040	165	811	24
Junior lien, closed- end	884	670	215	79
Total residential mortgage	1,924	835	1,026	103
Home equity lines	151	106	-	-
Consumer – other	1	-	1	1
Total loans	$6,595	$4,589	$1,768	$248

December 31, 2016
In thousands	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Related Allowance
Commercial real estate
Commercial ADC	$2,920	$2,253	$-	$-
Farmland	43	43	-	-
Multifamily	153	153	-	-
Owner occupied	2,159	2,006	152	35
Non-owner occupied	37	37	-	-
Total commercial real estate	5,312	4,492	152	35
Commercial
Commercial and industrial	2,243	130	1,865	840
Residential mortgage
First lien, closed-end	1,117	226	812	39
Home equity lines	338	338	-	-
Total loans	$9,010	$5,186	$2,829	$914

	Year ended December 31, 2017		Year ended December 31, 2016
In thousands	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commercial real estate
Commercial ADC	$1,049	$-	$2,307	$54
Farmland	32	-	19	1
Multifamily	163	-	119	1
Owner occupied	3,614	102	2,178	114
Non-owner occupied	133	-	41	-
Total commercial real estate	4,991	102	4,664	170
Commercial
Commercial and industrial	1,580	57	1,405	84
Residential mortgage
First lien, closed-end	1,619	55	1,179	23
Junior lien, closed- end	669	12	-	-
Total residential mortgage	2,288	67	1,179	23
Home equity lines	143	4	260	18
Consumer – other	1	-	39	-
Total loans	$9,003	$230	$7,547	$295

Schedule of Troubled Debt Restructurings
For the years ended December 31, 2017 and 2016, the following tables present a breakdown of the types of concessions made by loan class. The type labeled other includes concessions made to capitalize interest and extend interest only periods.

	Year ended December 31, 2017
Dollars in thousands	Number of loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Forgiveness of principal
Residential mortgage:
Junior Lien, closed end	2	$633	$430
Total residential mortgage	2	633	430
Total	2	$633	$430

Grand Total	2	$633	$430

	Year ended December 31, 2016
Dollars in thousands	Number of loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Other
Commercial:
Commercial and industrial	1	$376	$376
Total commercial	1	376	376
Total	1	$376	$376

Grand Total	1	$376	$376

The following tables present the successes and failures of the types of modifications within the previous 12 months as of December 31, 2017 and 2016.

	Paid in full		Paying as restructured		Converted to non-accrual		Foreclosure/Default
	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment
December 31, 2017	(dollars in thousands)

Forgiveness of principal	-	$-	2	$430	-	$-	-	$-
Total	-	$-	2	$430	-	$-	-	$-

	Paid in full		Paying as restructured		Converted to non-accrual		Foreclosure/Default
	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment
December 31, 2016	(dollars in thousands)

Other	-	$-	1	$376	-	$-	-	$-
Total	-	$-	1	$376	-	$-	-	$-

Schedule of Loans by Internally Assigned Risk Grades
The following table presents the credit risk profile by internally assigned risk grades.

December 31, 2017

	Pass	Special Mention	Substandard	Doubtful	Loss
Dollars in thousands
Commercial real estate:
Residential ADC	$7,242	$-	$-	$-	$-
Commercial ADC	23,883	477	4	-	-
Farmland	5,392	-	-	-	-
Multifamily	11,967	-	-	-	-
Owner occupied	81,584	1,049	2,175	-	-
Non-owner occupied	78,531	855	163	-	-
Total commercial real estate	208,599	2,381	2,342	-	-
Commercial:
Commercial and industrial	45,480	1,130	422	-	-
Agriculture	415	-	-	-	-
Other	1,420	-	-	-	-
Total commercial	47,315	1,130	422	-	-
Residential mortgage:
First lien, closed-end	47,257	513	166	-	-
Junior lien, closed-end	239	-	884	-	-
Total residential mortgage	47,496	513	1,050	-	-
Home equity lines	32,005	1,543	124	-	-
Consumer – other	3,596	162	1	-	-

Total	$339,011	$5,729	$3,939	$-	$-

December 31, 2016

	Pass	Special Mention	Substandard	Doubtful	Loss
Dollars in thousands
Commercial real estate:
Residential ADC	$2,463	$-	$-	$-	$-
Commercial ADC	21,832	1,729	1,022	-	-
Farmland	3,783	-	43	-	-
Multifamily	11,827	-	153	-	-
Owner occupied	66,820	1,303	1,563	-	-
Non-owner occupied	66,511	1,276	292	-	-
Total commercial real estate	173,236	4,308	3,073	-	-
Commercial:
Commercial and industrial	39,918	442	1,575	-	-
Agriculture	209	-	-	-	-
Other	1,636	-	-	-	-
Total commercial	41,763	442	1,575	-	-
Residential mortgage:
First lien, closed-end	41,822	1,174	815	-	-
Junior lien, closed-end	437	-	450	-	-
Total residential mortgage	42,259	1,174	1,265	-	-
Home equity lines	33,274	1,579	266	-	-
Consumer – other	4,111	167	-	-	-

Total	$294,643	$7,670	$6,179	$-	$-

Schedule of Details Activity in Allowance for Loan Losses by Portfolio Segment
The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2017 and 2016:

	Beginning Balance	Provision for (Recovery) of Loan Losses	Charge- offs	Recoveries	Ending Balance
Dollars in thousands
December 31, 2017
Commercial real estate	$1,607	$708	$(208)	$153	2,260
Commercial	1,171	(218)	(369)	50	634
Residential mortgage	427	126	(66)	18	505
Consumer and home equity lines	188	88	(92)	16	200
Total	$3,393	$704	$(735)	$237	$3,599

December 31, 2016
Commercial real estate	$2,173	$(590)	$(71)	$95	1,607
Commercial	542	913	(301)	17	1,171
Residential mortgage	482	(55)	-	-	427
Consumer and home equity lines	328	(97)	(68)	25	188
Unallocated	198	(198)	-	-	-
Total	$3,723	$(27)	$(440)	$137	$3,393

Year End Amount Allocation:

	Loans Individually Evaluated For Impairment	Loans Collectively Evaluated for Impairment	Total
Dollars in thousands
December 31, 2017
Commercial real estate	$-	$2,260	$2,260
Commercial	144	490	634
Residential mortgage	103	402	505
Consumer and home equity lines	1	199	200
Total	$248	$3,351	$3,599

December 31, 2016
Commercial real estate	$35	$1,572	$1,607
Commercial	840	331	1,171
Residential mortgage	39	388	427
Consumer and home equity lines	-	188	188
Total	$914	$2,479	$3,393

Recorded Investment in Loans Related to Allowance for Credit Losses by Portfolio Segment and Impairment Methodology
The Company’s recorded investment in loans as of December 31, 2017 and December 31, 2016 related to each balance in the allowance for loan losses by portfolio segment and disaggregated on the Company’s impairment methodology was as follows:

	December 31, 2017		December 31, 2016
	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment
Dollars in thousands
Commercial real estate	$3,623	$209,699	$4,644	$175,973
Commercial	766	48,101	1,995	41,785
Residential mortgage	1,861	47,198	1,038	43,660
Consumer and home equity lines	107	37,324	338	39,059
Total	$6,357	$342,322	$8,015	$300,477

Summary of Related Party Loan Activity
A summary of related party loan activity as of December 31, 2017 and 2016 is as follows:

	December 31, 2017	December 31, 2016
Dollars in thousands
Balance, beginning of year	$2,043	$2,347
Loan disbursements	102	279
Loan repayments	(405)	(583)
Balance, end of year	$1,740	$2,043